Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade receivables

	12.31.23	12.31.22
Current:
Sales of electricity – Billed	35,566	49,863
Receivables in litigation	104	893
Allowance for the impairment of trade receivables	(6,241)	(14,431)
Subtotal	29,429	36,325

Sales of electricity – Unbilled	34,214	47,749
PBA & CABA government credit	2,952	3,087
Fee payable for the expansion of the transportation and others	2	6
Total current	66,597	87,167

Schedule of allowance for the impairment of trade receivables

	Note	12.31.23	12.31.22
Balance at beginning of the year		14,431	36,435
Increase		6,606	6,794
Decrease		(1,566)	(978)
Recovery - Agreement on the Regularization of Obligations	2.c	-	(8,252)
Result from exposure to inflation		(13,230)	(19,568)
Balance at end of the year		6,241	14,431

Schedule of aging analysis of trade receivables

	12.31.23	12.31.22
Past due	32,454	26,759
Up to 3 months	34,143	60,408
Total trade receivables	66,597	87,167

Schedule of sensitivity analysis

- 5% increase in the uncollectibility rate estimate
12.31.23
Allowance	6,553
Variation	312

- 5% decrease in the uncollectibility rate estimate
12.31.23
Allowance	5,928
Variation	(313)